Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recoverable Taxes [Abstract]
Opening Balance	R$ 1,452,435	R$ 1,103,807
Increase in Provision for Impairment of Value Added Tax on Sales and Services Credits	(316,741)	(399,838)
Decrease In Provision For Impairment Of Value Added Tax On Sales And Services Credits Due To Recovery Of Credits	186,014	51,210
Provision For Impairment Of Value Added Tax On Sales And Services Credits, Write-Off	1,201
Closing Balance	R$ 1,581,961	R$ 1,452,435